Prospectus
March  1,  2001
Exeter  Fund,  Inc.

Defensive  Series
Blended  Asset  Series  I
Blended  Asset  Series  II
Maximum  Horizon  Series

Class  A  Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.
<LOGO>

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                                   PAGE 2




Contents
                                                                 Page
Goals, Strategies, and Risks                                        4

               Defensive Series                                     6

               Blended Asset Series I                               8

               Blended Asset Series II                             10

               Maximum Horizon Series                              12

More About the Series' Investments                                 14

How to Buy, Exchange, and Redeem Shares                            16

Investment and Account Information                                 18

Dividends, Distributions, and Taxes                                19

Financial Highlights                                               20

Goals,  Strategies,  and  Risks
The  Advisor's  Investment  Strategies

The  Advisor's  Investment  Strategies
The Defensive Series, Blended Asset Series I, Blended Asset Series II, and Maximum Horizon Series are asset allocation funds. Each invests in a combination of stocks, bonds, and cash and is managed according to specific goals discussed on the following pages.

A team of investment professionals manages each Series' portfolio using a multi-strategy approach. The top-down group establishes broad policies regarding the mix of stocks, bonds and cash that is appropriate in light of the investment goals of each Series under prevailing market conditions. Stock analysts and fixed income analysts select individual securities after a peer review for consistency with the Advisor's disciplines. The specific criteria applied by each group in allocating assets and selecting securities are set forth on the opposite page.

How  the  Advisor  Allocates  Assets  Within  Each  Series
The Series offer a range of investment opportunities from fairly conservative to fairly aggressive. As you move along the investment risk spectrum, the emphasis on growth increases while the focus on capital preservation declines. This movement toward growth usually involves a higher percentage of the portfolio being invested in stocks and the portion of the portfolio being invested in bonds generally containing longer term maturities.

The pie charts below illustrate how the make-up of each Series' portfolio has varied in the past.

The Advisor believes that the most important factor affecting portfolio performance is asset allocation.

Historical  high  and  low  stock  exposures

Defensive Series
6/30/96 - 12/31/00
High

Stocks      19.9%
Bonds       78.9%
Cash         1.2%

Low
Stocks          6.2%
Bonds          71.0%
Cash           22.8%

Blended Asset Series I
3/31/94 - 12/31/00
High
Stocks         50.1%
Bonds          47.6%
Cash            2.3%

Low
Stocks         18.4%
Bonds          64.9%
Cash           16.7%

Blended Asset Series II
3/31/94 - 12/31/00
High
Stocks         70.1%
Bonds          26.7%
Cash            3.2%

Low
Stocks         44.3%
Bonds          52.7%
Cash            3.0%

Maximum Horizon Series
6/30/96 - 12/31/00
High
Stocks         95.5%
Bonds           2.2%
Cash            2.3%

Low
Stocks         72.7%
Bonds          27.3%


A Series' actual asset allocation may vary from that shown above depending primarily on current or anticipated market trends.

Top-Down  Group  (Investment  Policy  Group)
This team establishes the maximum and minimum percentages of assets each Series will invest in U.S. and foreign stocks, bonds and cash equivalents. The team also establishes investment policies and guidelines used by the other groups to set prices at which each Series may purchase and sell individual securities. In making these decisions, the Advisor focuses on:
          a Series' risk management priorities economic factors such as inflation, employment and interest rate trends
          the  outlook  for  corporate  earnings
          stock valuations (e.g., price to earnings and price to book ratios) supply and demand for various asset classes

Based on these inputs, and working within the minimum and maximum parameters set by this group, the teams of stock and fixed income analysts adjust asset allocation with each bottom-up decision.

Within each Series' holdings, the Advisor generally increases the weighting in stocks when it believes stock valuations are attractive and when economic factors appear favorable. For instance, the stock holdings may tend to rise if the Advisor expects corporate earnings to rise, interest rates to fall, or inflation to be low.

The Advisor will generally increase holdings in bonds when it believes stocks are overvalued or when it expects stocks to underperform. It also may increase bond holdings when it expects interest rates to fall and create the opportunity to capture capital gains as bond prices rise.

Stock  Analysts  (Investment  Research  Group)
This team selects individual stocks by looking for companies with one or more of the following characteristics:
          strong strategic profiles (e.g., strong market position, benefits from
technology,  market  share  gains  in  a  mature market and high barriers     to
entry)
          improving market share in consolidating industries low price relative to fundamental or breakup value

Fixed  Income  Analysts  (Fixed  Income  Group)
This team selects individual bonds, emphasizing bond market sectors and securities that it believes offer yields sufficient to compensate the investor for the risks specific to the sector or security. In evaluating bonds, the Advisor considers:
          interest rate sensitivity of particular sectors and securities narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities for mortgage-related and asset-backed securities, anticipated changes in prepayment rates

Goals,  Strategies,  and  Risks
Defensive  Series
Investment  Goals
Primary:  Preservation  of  capital
Secondary:  Long-term  growth  of  capital

Investment  Strategies
The Series invests primarily in fixed income securities of the U.S. government and U.S. companies, although it may also invest in common stocks of U.S. issuers. The Advisor typically focuses on fixed income securities with short to intermediate term maturities of 3 to 5 years but may also invest to a limited extent in longer term securities (such as bonds with maturities of 10 years or more) and stocks. The Series may invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. In pursuit of the Series' primary goal, the Advisor seeks to protect capital while generating income. The Advisor may simultaneously seek growth opportunities as a secondary priority.

Principal  Risks  of  Investing  in  the  Series
Because the Series invests principally in bonds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          Interest rates go up, which will make bond prices go down and reduce the value of the Series' bond portfolio.
          The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

Because the Series may also invest in stocks and U.S. dollar denominated securities of foreign issuers, the Series carries additional risks. The value of your investment may decline if the U.S. and/or foreign stock markets decline or an adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

The value of your investment may also decline if the Advisor's judgements about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Lehman Brothers Intermediate Bond Index and a blended index, 15% of which is the Standard & Poor's 500 Composite Index and 85% of which is the Lehman Brothers Intermediate Bond Index. Since the Series' asset allocation will vary over time, the Series' portfolio may not match the benchmarks' asset allocation at any given time.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE CLASS A SHARES OF DEFENSIVE SERIES FOR 1996, 1997, 1998, 1999, and 2000 WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE 3.34% FOR 1996, 9.77% FOR 1997, 6.05% FOR 1998,
2.01%  FOR  1999,  and  13.32%  for  2000.]



Avg. Annual
Total Returns
(for periods ended                                    Since Inception
12/31/00)       1 Year           5 Year             on 11/1/95
Class A shares      13.32%            6.83%                  7.05%
Indices:
Lehman Brothers
 Intermediate
Bond Index             10.12%            6.11%                  6.38%
15%/85% Blended Index   7.31%            8.05%                  8.40%

Quarterly Returns
Highest:                5.06% in 4th quarter 2000
Lowest:                 -1.18% in 1st quarter 1996



The Lehman Brothers Intermediate Bond Index is an unmanaged index of corporate and government bonds with maturities ranging from one to ten years.

The  S&P  500  Index  is  an  unmanaged  index  of  common  stocks.

Past performance does not necessarily indicate how the Series will perform in the future.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



For the year ended10/31/00                       Defensive Series
Shareholder fees
(paid directly from your investment)                            None1
Annual Fund operating expenses
(expenses that are deducted
from assets of the Series)
               Management fee                                   0.80%
Distribution and service
                  (Rule 12b-1) fees                              None
        Other expenses                                          2.37%
Total annual fund
        operating expenses                                    3.17%2
Less fee waivers and
                 expense reimbursements                      (2.17)%3
Net Expenses                                                    1.00%



1A wire charge, currently $15 may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
2Total annual fund operating expenses have been restated to reflect current expenses.
3The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.00% of the Series' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2002 and may be extended.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

The  example  below  assumes  that:
          You  invest  $10,000  for  the  periods  shown
          The  Fund's  operating  expenses  remain  the  same
          Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



 After       After        After        After
 1 year    3 years        5 years       10 years
$  102*     $773*      $  1,470*     $3,325*



*Based  on  contractual  limitation/reimbursement  of  expenses  for  year  1 only.

Goals,  Strategies,  and  Risks
Blended  Asset  Series  I
Investment  Goals
Equal  emphasis  on  long-term  growth  of  capital  and preservation of capital
 Investment  Strategies

The Series invests primarily in common stocks and intermediate to long-term, fixed income securities of the U.S. government and U.S. companies. The Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of growth for this portfolio relative to an investment in the general stock market.

Principal  Risks  of  Investing  in  the  Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          U.S.  and/or  foreign  stock  or  bond  markets  decline.
          An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
          Interest rates go up, which will make bond prices go down and reduce the value of the Series' bond portfolio.
          The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.

Because the Series may invest in U.S. dollar denominated securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Lehman Brothers Intermediate Bond Index and a blended index, 30% of which is the Standard & Poor's 500 Composite Index and 70% of which is the Lehman Brothers Intermediate Bond Index. Since the Series' asset allocation will vary over time, the Series' portfolio may not match the benchmarks' portfolios at any given time.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE CLASS A SHARES OF THE BLENDED ASSET SERIES I FOR 1994, 1995, 1996, 1997, 1998, 1999, and
2000WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE -0.80% FOR 1994, 21.08% FOR 1995, 7.73% FOR 1996, 13.95% FOR 1997, 6.81% FOR 1998, 5.44%
FOR  1999,  and  16.64%  for  2000.]




Avg. Annual Total Returns
(for periods ended
12/31/00)                                                            Since
                                                                     Inception on
                            1 Year         5 Years                        9/15/93
Class A shares           16.64%         10.02%                              9.62%
Indices:
Lehman Brothers
Intermediate     Bond
Index                       10.12%          6.11%                           5.96%
30%/70% Blended
Index                        4.26%          9.92%                           9.58%


Quarterly returns
Highest:                     8.67% in 4th quarter 1998
Lowest:                     -4.42% in 3rd quarter 1998



The Lehman Brothers Intermediate Bond Index is an unmanaged index of corporate and government bonds with maturities ranging from one to ten years.

The  S&P  500  Index  is  an  unmanaged  index  of  common  stocks.

Past performance does not necessarily indicate how the Series will perform in the future.

Fees  and  Expenses  of  the  Series



For the year ended 10/31/00                        Blended Asset Series I
Shareholder fees
(paid directly from your investment)                            None1
Annual Fund operating expenses
(expenses that are deducted
from assets of the Series)
       Management fee                                           1.00%
       Distribution and service
            (Rule 12b-1) fees                                    None
Other expenses                                                  0.55%
Total annual fund
operating expenses                                            1.55%2
Less fee waivers and
expense reimbursements                                       (0.35)%3
Net Expenses                                                    1.20%



This table describes the fees and expenses you may pay if you invest in shares of the Series.

1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
2Total annual fund operating expenses have been restated to reflect current expenses.
3The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2002 and may be extended.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

The  example  below  assumes  that:
               You  invest  $10,000  for  the  periods  shown
               The  Fund's  operating  expenses  remain  the  same
               Your  investment  has  a  5%  return  each  year
Although your actual costs may be higher or lower, under these assumptions your costs would be:



 After      After          After          After
 1 year     3 years       5 years         10 years
$  122*     $455*        $   812*          $1,816*



*Based  on  contractual  limitation/reimbursement  of  expenses  for  year  1 only.

Goals,  Strategies,  and  Risks
Blended  Asset  Series  II
Investment  Goals
Primary:  Long-term  growth  of  capital
Secondary:  Preservation  of  capital

Investment  Strategies
The Series invests primarily in common stocks but may also invest a substantial portion of its assets in long-term, fixed income securities of the U.S. government and U.S. companies. The Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers. The Advisor typically focuses on fixed income securities with maturities of 7 to 20 years but may invest in securities of any maturity. By focusing on growth of capital and to a lesser extent on preservation of capital, the Advisor seeks to participate, over the long term, in the growth of the stock market, but with less volatility than is typically associated with an investment in the general stock market.

Principal  Risks  of  Investing  in  the  Series

Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          U.S.  and/or  foreign  stock  or  bond  markets  decline.
          An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
          Interest rates go up, which will make bond prices go down and reduce the value of the Series' bond portfolio.
          The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.

Because the Series may invest in U.S. dollar denominated securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Merrill Lynch Corporate/Government Master Bond Index and a blended index, 50% of which is the Standard & Poor's 500 Composite Index and 50% of which is the Lehman Brothers Aggregate Bond Index. Since the Series' asset allocation will vary over time, the Series' portfolio may not match the benchmarks' portfolios at any given time.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE CLASS A SHARES OF THE BLENDED ASSET SERIES II FOR 1994, 1995, 1996, 1997, 1998, 1999, and 2000
WITH CALENDAR YEARS ENDED DECEMBER 31ST. THE RESULTS ARE 3.52% FOR 1994, 32.64% FOR 1995, 14.06% FOR 1996, 17.54% FOR 1997, 2.87% FOR 1998, 11.07% FOR 1999, and
16.35%  for  2000.]




Avg. Annual Total Returns                                           Since
                                                                  Inception
(for periods                                                          on
ended 12/31/00)                  1 Year        5 Years             9/15/93
Class A shares                 16.35%         12.24%               13.16%
Indices:
Merrill Lynch Corp./Government
Master Bond Index                 11.95%       6.28%                6.20%
50%/50%
Blended Index                     -0.48%      12.23%               12.02%

Quarterly returns
Highest:                                  11.06% in 4th quarter 1998
Lowest:                                  -9.88% in 3rd quarter 1998



The Merrill Lynch Corporate/Government Master Bond Index is comprised of investment grade securities with maturities greater than one year.

The  S&P  500  Index  is  an  unmanaged  index  of  common  stocks.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade bonds and mortgage-backed securities with maturities of at least one year.

Past performance does not necessarily indicate how the Series will perform in the future.



Fees  and  Expenses  of  the  Series



For the year ended 10/31/00                Blended Asset Series II
Shareholder fees
(paid directly from your investment)                     None1
Annual Fund operating expenses
(expenses that are deducted
from assets of the Series)
           Management fee                               1.00%
 Distribution and service
    (Rule 12b-1) fees                                    None
Other expenses                                          0.28%
Total annual fund operating expenses                   1.28%2
Less fee waivers and expense reimbursement           (0.08)%3
Net expenses                                            1.20%



This table describes the fees and expenses you may pay if you invest in shares of the Series.

1A wire charge, currently $15 may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
2Total annual fund operating expenses have been restated to reflect current expenses.
3The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2002 and may be extended.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

The  example  below  assumes  that:
            You  invest  $10,000  for  the  periods  shown
            The  Fund's  operating  expenses  remain  the  same
            Your  investment  has  a  5%  return  each  year
Although your actual costs may be higher or lower, under these assumptions your costs would be:



After         After        After                 After
1 year       3 years      5 years             10 years
$122*      $398*           $ 695*            $1,538*



*Based  on  contractual  limitation/reimbursement  of  expenses  for  year  1 only.

Goals,  Strategies,  and  Risks
Maximum  Horizon  Series
Investment  Goal
Long-term  growth  of  capital

Investment  Strategies
The Series invests primarily in common stocks, but may invest to a limited extent in fixed income securities of the U.S. government and U.S. companies. The Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers. The Advisor seeks to generate the high level of long-term capital growth typically associated with an investment in the general stock market for this portfolio.

Principal  Risks  of  Investing  in  the  Series
As with any growth fund, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          U.S.  and/or  foreign  stock  markets  decline.
          An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

Because the Series may also invest in bonds and U.S. dollar denominated securities of foreign issuers, the Series carries additional risks. If interest rates go up, bond prices will generally go down and reduce the value of the Series' bond portfolio. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

The value of your investment may also decline if the Advisor's judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Standard & Poor's 500 Composite Index. Since the Series' asset allocation will vary over time, the Series' portfolio may not match the benchmark's portfolio at any given time.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE CLASS A SHARES OF THE MAXIMUM HORIZON SERIES FOR 1996, 1997, 1998, 1999, and 2000 WITH CALENDAR
YEARS ENDED DECEMBER 31ST. THE RESULTS ARE 17.57% FOR 1996, 20.39% FOR 1997, 1.19% FOR 1998, 33.04% FOR 1999, and 19.15% for 2000.]




Avg. Annual Total Returns                               Since
(for periods                                           Inception
ended 12/31/00)             1 Year       5 Years       on 11/1/95
Class A shares             19.15%       17.80%          17.96%
S&P 500 Index              -9.10%       18.31%          19.08%

Quarterly returns
Highest:                             19.64% in 4th quarter 1998
Lowest:                             -19.41% in 3rd quarter 1998



The  S&P  500  Index  is  an  unmanaged  index  of  common  stocks.

Past performance does not necessarily indicate how the Series will perform in the future.



Fees and Expenses of the Series
For the year ended 10/31/00                   Maximum Horizon Series
Shareholder fees
(paid directly from your investment)                   None1
Annual Fund operating expenses
(expenses that are deducted
from assets of the Series)
Management fee                                         1.00%
 Distribution and service
 (Rule 12b-1) fees                                     None
 Other expenses                                       0.49%
 Total annual fund operating expenses                 1.49%2
  Less fee waivers and
  expense reimbursements                            (0.29)%3
Net Expenses                                          1.20%



This table describes the fees and expenses you may pay if you invest in shares of the Series.

1A wire charge, currently $15 may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
2Total annual fund operating expenses have been restated to reflect current expenses.
3The Advisor has contractually agreed to limit its fee and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2002 and may be extended.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

The  example  below  assumes  that:
          You  invest  $10,000  for  the  periods  shown
          The  Fund's  operating  expenses  remain  the  same
          Your  investment  has  a  5%  return  each  year
Although your actual costs may be higher or lower, under these assumptions your costs would be:



 After        After           After           After
1 year        3 years         5 years         10 years
$122*         $443*          $ 786*          1,755*



*Based  on  contractual  limitation/reimbursement  of  expenses  for  year  1 only.

More  About  the  Series'  Investments
Principal  investments

Equity  securities
Each Series may invest in equity securities of U.S. and foreign companies. These will usually be exchange-traded and over-the-counter (OTC) common stocks, but may include preferred stocks, warrants, rights, convertible debt securities, and equity participations.

Foreign  securities
The Series may invest in ADRs and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Fixed  income  securities
Each Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Investments in fixed income securities may have all types of interest rate payment and reset terms and may include mortgage-backed, asset-backed and derivative securities. Each Series invests primarily in investment grade securities, but may invest up to 20% of assets in lower quality bonds, commonly known as "junk bonds." These bonds are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Additional  Risks
Emerging  Market  Risk
The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries.

Defensive  Investing
Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goals.

The  Series'  Investment  Goals
The Series' board of directors may change each Series' investment goals (described above under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. A Series might not succeed in achieving its goals.

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts make all of the Series' investment decisions.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class A shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisers. Class A shares are not subject to any distribution or shareholder servicing fees.

The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Management  fees
In return for the services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by the Series as described below. The Advisor has contractually agreed to limit the Series' total operating expenses as shown below. These contractual waivers will remain in effect at least until February 28, 2002 and may be extended.

Annual  Management  Fees  (as  a  percentage  of  daily  net  assets)




                         Actual management
                         fee paid for year          Contractual                  Contractual
Series                     ended 10/31/00         Management fee             expense limitation
-----------------------  ------------------  ---------------  -----------------------------

Defensive Series                0.00%            0.80%                            1.00%
                         ------------------  ---------------  -------------------------
Blended Asset Series I          0.79%            1.00%                            1.20%
                         ------------  ---------------  -------------------------------
Blended Asset Series II         1.00%            1.00%                            1.20%
                         ------------  ---------------  -------------------------------
Maximum Horizon Series          0.86%            1.00%                            1.20%
-----------------------  ------------  ---------------  -------------------------------





The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

How  to  Buy,  Exchange,  and  Redeem  Shares
How  to  buy  shares
The minimum initial investment in each Series is $2,000, and the minimum for each additional investment is $100. The minimum investment requirements are lower for participants in the Automatic Investment Plan, which is described below. These investment minimums may be waived at the Advisor's discretion. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

By  mail
Opening  an  account

     Send a check payable to Exeter Fund, Inc. with the completed original account application.

The  address  is:
Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

     To  request  an  account  application,  call  the  Fund  at 1-800-466-3863.


Adding  to  an  account

     Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  wire
Opening  or  adding  to  an  account

     After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By  Telephone
Adding  to  an  account
     You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your Exeter Fund account two business days after your call.


Automatic  Investment  Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  exchange  shares
You may exchange Class A shares of a Series for Class A shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. A Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

By  mail
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide  both  account  numbers.

By  telephone
  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide  both  account  numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.

How  to  redeem  shares
A Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. You may not redeem shares that have been held in your account less than 10 days, unless they were purchased by wire.

By  mail
     Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
     State the name of the Series, the class and number of shares or dollar amount to be sold.
     Provide  the  account  number.
     Signature  guarantees  may  be  required.
     Additional  documentation  may  be  required  (call  the Fund for details).
     Additional documentation may be required (call the Fund for details). By telephone
     Unless  you  have  declined  telephone privileges, call us at 1-800-466-
     3863.
     Provide the name of the Series in which you wish to sell shares, the class of shares, and the dollar amount to be redeemed.
     Provide  your  account  number.
     We may ask for identification, and all telephone calls are recorded. Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
     Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment  and  Account  Information
More  about  Purchases,  Exchanges,  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 16 or to an authorized financial intermediary. Transaction requests received in good order before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share price. Orders received in good order after the close of trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  low  balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-kind  purchases  and  redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Signature  guarantees
A signature guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A signature guarantee will also be required to change the account registration or for written redemption requests for amounts over $100,000.

Valuation  of  shares
You can obtain a signature guarantee from most brokers, banks, savings institutions or credit unions. Please note that you cannot get a signature guarantee from a notary public.

The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series values its assets by a method that the directors believe accurately reflects fair value. If the Series uses fair value to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities.

Dividends,  Distributions,  and  Taxes
Dividends  and  distributions
Each  Series  generally:
          Pays  dividends  twice  a  year,  in  June  and  December.
          Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.






Taxes
Transaction                                                              Federal Tax Status
Redemption or
exchange of shares                                             Usually  taxable as  capital
                                                               gain  or  loss;  long-term  only
                                                               if shares owned more than one year

Long-term capital
gain distributions                                             Taxable as long-term capital gain

Short-term capital
gain distributions                                             Taxable as ordinary income

Dividends                                                      Taxable as ordinary income



If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial  Highlights
The financial highlights table is intended to help you understand the Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestments of all dividends and distributions). The information for the fiscal years ended October 31, 1999 and 2000 has been audited by PricewaterhouseCoopers LLP, whose report for the fiscal year ended October 31, 2000, along with the Series' financial statements, is included in the annual report, which is available upon request. The information for the previous fiscal years was audited by the Series' former auditors.




Defensive Series - Class A Shares
For the Years Ended
                      10/31/00   10/31/99   10/31/98   10/31/97   10/31/96
Per share data
(for a share
outstanding throughout
each period):
Net asset value
Beginning of
period                $10.62    $10.85      $10.71     $10.29     $10.00
Income from
investment
operations:
Net investment income*  0.46      0.46       0.35       0.42       .35
Net realized and
unrealized gain (loss)
on investments          0.62     (0.27)      0.32       0.45       0.14
Total from
investment operations   1.08      0.19       0.67       0.87       0.49
Less distributions to shareholders:
From net investment
income                 (0.44)    (0.38)     (0.35)    (0.38)      (0.20)
From net realized
gain on investments    (0.10)    (0.04)     (0.18)    (0.07)       -
Total distribution,
to shareholders        (0.54)    (0.42)     (0.53)    (0.45)      (0.20)
Net asset value -
End of period          $11.16    $10.62     $10.85    $10.71      $10.29
Total return1           10.62%    1.75%      6.54%     8.74%       4.94%
Ratios (to average net assets) / Supplemental Data:
       Expenses*         1.00%    1.00%       1.00%     1.00%       1.00%
Net investment income*  4.13%    4.08%       4.20%     4.45%       4.26%
Portfolio turnover       33%      33%          15%       60%           30%
Net assets -
End of period
(000's omitted)        $4,838   $4,837       $5,733    $1,764        $745

*The  investment  advisor  did  not  impose  all  or  a  portion  of  its  management  fee  in some  periods  and  paid  a  portion  of  the  Series'  expenses.  If  these  expenses  had been  incurred  by  the  Series,  and  had  1996  expenses  been  limited  to  that  allowed by  state  securities  law,  the  net  investment  income  per  share  and  the  ratios would  have  been  as  follows:
Net  investment  income   $0.32   $0.40        $0.29     $0.27        $0.23
Ratios  (to  average  net  assets):
Expenses                  2.23%    1.57%        1.73%     2.59%        2.50%
Net  investment  income   2.90%    3.51%        3.47%     2.86%        2.76%



1Represents  aggregate  total  return  for  the  period  indicated.



Blended Asset Series I - Class A Shares
           For the    For the     For the    For the      For the        For the
           Year       Year        Year       Year         Ten Months     Year
           Ended      Ended       Ended      Ended        Ended          Ended
           10/31/00   10/31/99    10/31/98   10/31/97     10/31/96       12/31/95

Per share
data (for
a share
outstanding
throughout
each period):

Net asset value - Beginning  of period
           11.07     $11.59      $11.97      $11.20      $10.72           $9.72
Income from investment operations:
Net investment income*
           0.41      0.38         0.36         0.39       0.29             0.34
  Net realized and unrealized gain (loss) on investments
           1.30      0.22        0.35          1.01       0.31             1.70
Total from investment operations
            71       0.60        0.71          1.40       0.60             2.04
Less distributions to shareholders:
  From net investment income
           (0.35)    (0.34)      (0.33)        (0.44)    (0.09)          (0.34)
  In excess of net investment income
             -          -           -            -         -             (0.01)
  From net realized gain on investments
           (0.25)    (0.78)      (0.76)        (0.19)    (0.03)          (0.69)
Total distributions to shareholders
           (0.60)    (1.12)      (1.09)        (0.63)    (0.12)          (1.04)
Net asset value - End of period
           $12.18    $11.07      $11.59        $11.97    $11.20          $10.72
Total return1
           16.12%     4.32%       6.29%        13.01%     5.64%          21.08%
Ratios (to average net assets) / Supplemental Data:
Expenses * 1.20%      1.20%       1.20%        1.20%      1.20%2          1.20%
  Net investment income *
           2.84%      3.09%       3.25%        3.39%      3.69%2          3.64%
Portfolio
Turnover    47%        45%         60%          50%        85%              72%
Net assets - End of period (000's omitted)
        $18,040     $26,515     $32,291      $21,930    $17,794          $9,518

*The  investment  advisor  did not impose all or a portion of its management fee
and  in some periods paid a portion of the Series' expenses.   If these expenses
had been incurred by the Series, the net investment income per share and the ratios would be as follows:
Net  investment  income
           $0.38     $0.38       $0.35        $0.39      $0.28           $0.31
Ratios  (to  average  net  assets):
Expenses   1.41%     1.23%       1.23%        1.24%      1.31%2          1.53%
Net  investment  income
           2.63%     3.06%       3.22%        3.35%      3.58%2          3.31%
1Represents  aggregate  total  return  for  the  period  indicated.
2Annualized.




Financial Highlights
Blended Asset Series II - Class A Shares
            For the    For the        For the    For the     For the Ten       For the
            Year       Year           Year       Year        Months            Year
            Ended      Ended          Ended      Ended       Ended             Ended
            10/31/00   10/31/99       10/31/98   10/31/97    10/31/96          12/31/95
Per share data
(for a share outstanding
throughout each period):
Net asset value - Beginning of period
            $12.74     $12.60         $14.69    $13.04       $11.95            $10.12
Income from investment operations:
  Net investment income
             0.29       0.33          0.31       0.32        0.23*              0.24*
Net realized and unrealized gain (loss) on
Investments  1.97       0.92         (0.38)      2.13        0.96                3.05
Total from investment operations
             2.26       1.25         (0.07)      2.45        1.19                3.29
Less distributions to shareholders:
From net investment income
            (0.28)     (0.31)        (0.29)     (0.39)      (0.04)             (0.24)
From net realized gain on investments
            (0.69)     (0.80)        (1.73)     (0.41)      (0.06)             (1.22)
Total distributions to shareholders
            (0.97)     (1.11)        (2.02)     (0.80)      (0.10)             (1.46)
Net asset value - End of period
            $14.03     $12.74        $12.60     $14.69      $13.04             $11.95
Total return1
            18.83%     10.46%        (0.56%)    19.69%      10.01%             32.64%
Ratios (to average net assets) / Supplemental Data:
Expenses     1.20%      1.15%         1.15%     1.15%        1.20%2*           1.20%*
Net investment income
             2.55%      2.44%         2.45%     2.45%        2.51%2*            2.53%
Portfolio turnover
              95%        78%           61%       63%          57%                 63%
Net assets - End of period (000's omitted)
           $89,672    $65,205       $65,973    $50,922      $32,999           $20,519

*The  investment  advisor  did  not  impose  all  or  a  portion  of  its  management  fee and  in  some  periods  paid  a  portion  of  the  Series'  expenses.  If  these  expenses had  been  incurred  by  the  Series,  the  net  investment  income  per  share  and  the ratios  would  have  been  as  follows:
Net  investment  income
             N/A        N/A            N/A       N/A         $0.23              $0.23
Ratios  (to  average  net  assets):
Expenses     N/A        N/A            N/A       N/A         1.22%2             1.33%
Net  investment  income
             N/A        N/A            N/A       N/A         2.49%2             2.40%
1Represents  aggregate  total  return  for  the  period  indicated.
2Annualized.




Maximum Horizon Series - Class A Shares
              For the       For the       For the       For the      For the
            Year Ended    Year Ended    Year Ended     Year Ended     Year Ended
             10/31/00    10/31/99       10/31/98        10/31/97      10/31/96
Per share data
(for a share outstanding throughout each period):

Net asset value - Beginning of period
               $14.33       $12.10          $14.24          $11.38       $10.00
Income from investment operations:
Net investment income*
                 0.21        0.18            0.13             0.10         0.15
Net realized and unrealized gain (loss) on
Investments      3.57        3.06           (0.93)            2.92         1.36
Total from investment operations
                 3.78        3.24           (0.80)            3.02         1.51
Less distributions to shareholders:
From net investment income
                (0.22)      (0.22)          (0.12)           (0.08)      (0.13)
From net realized gain on investments
                (1.44)      (0.79)          (1.22)           (0.08)       -
Total distributions to shareholders
                (1.66)      (1.01)          (1.34)           (0.16)      (0.13)
Net asset value - End of period
                $16.45      $14.33          $12.10           $14.24      $11.38
Total return1   28.35%      26.34%          (5.99%)          26.77%      15.21%
Ratios (to average net assets)/Supplemental Data:
Expenses*        1.20%       1.20%           1.20%            1.20%       1.20%
Net investment income*
                 1.26%       0.93%           1.25%            0.94%       1.71%
Portfolio turnover
                 84%         96%             60%              115%          95%
Net assets - End of period (000's omitted)
             $30,007      $21,515           $18,705          $9,852      $1,574

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:
Net  investment  income
               $0.19       $0.17             $0.12            $0.06      $0.04
Ratios  (to  average  net  assets):
Expenses       1.34%       1.28%             1.32%            1.55%      2.50%
Net  investment  income
               1.12%       0.85%             1.13%            0.59%      0.41%

1Represents  aggregate  total  return  for  the  period  indicated.

                                   PAGE 23

Exeter  Fund,  Inc.

Defensive  Series
Blended  Asset  Series  I
Blended  Asset  Series  II
Maximum  Horizon  Series

Shareholder Reports and the Statement of Additional Information (SAI) Annual and semi-annual reports to shareholders provide additional information about each Series' investments. These reports discuss the market conditions and investment strategies that significantly affected each Series' performance during its last fiscal year. The SAI provides more detailed information about each Series. It is incorporated by reference into this combined prospectus.

How  to  Obtain  These  Reports  and  Additional  Information
          You may obtain shareholder reports and the SAI or other information about the Fund without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

          You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).


If someone makes a statement that is not in this prospectus about any of the Series, you should not rely upon that information. Neither the Series nor their distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell their shares.

Investment  Company  Act  File  No.  811-04087

Prospectus     March  1,  2001
Exeter  Fund,  Inc.

PureMarkSM  Series

Class  A  Shares
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.
[LOGO]

[This page intentionally left blank]



Contents
Page
Goals, Strategies, and Risks                         4

More About the Series' Investments                   6

Management                                           7

How to Buy, Exchange, and Redeem Shares              8

Investment and Account Information                  10

Dividends, Distributions, and Taxes                  11

Financial Highlights                          13

Goals,  Strategies,  and  Risks
Investment  Goal
Provide long-term total return through investments that are characteristic of the Russell 3000r Index and meet the socially responsible criteria of the Series.

Investment  Strategies

The Series invests primarily in the common stocks of companies represented in the Russell 3000r Index. The Advisor seeks to avoid the common stocks of companies failing to satisfy certain "socially responsible" investment criteria. After these companies have been removed from the stocks in the index, the Advisor builds a portfolio of approximately 500-750 stocks that has market sector, capitalization, and risk characteristics that are largely similar to the Index. The Advisor periodically rebalances the Series' portfolio to keep it in line with the holdings of the index.

The Russell 3000r Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Socially Responsible Investment Criteria The screening process is designed to avoid investments in companies that the Advisor believes derive a significant portion of their revenue from the following businesses:
          Tobacco
          Alcohol
          Pornography
          Gambling
          Drugs,  devices,  or  procedures  related  to  abortion
          The Advisor uses a variety of outside sources and conducts its own research in determining which stocks meet the Series' selection criteria.

Principal  Risks  of  Investing  in  the  Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          The  U.S.  stock  markets  go  down.
          An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

There are additional risks associated with the specific investment approach used in the management of this Series:
          The Advisor will not be able to respond to a decline in the index by temporarily moving assets to investments not correlated with the index.
          Because certain types of companies are eliminated from the portfolio, and because the Series invests in a smaller number of securities than the index, the Series may not track the index as well as a true index fund.
          The Series will incur expenses, such as advisory fees, trading and custody costs that do not apply to an index.
Who May Want to Invest
The  Series  may  be  an  appropriate  investment  if  you:
          Are  seeking  a  socially  responsible  investment.
          Are seeking a mutual fund for the equity portion of an asset allocation portfolio.
          Have a long-term time horizon for your investment and are willing and able to accept the risk of short-term stock market swings.
          Are willing to accept a potentially lower total return than might be possible if certain categories of stocks were not eliminated from consideration for the Series.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Class E shares of the Series. Class A shares had not been issued for a full calendar year as of the date of this prospectus. Class A shares have different performance due to their different expenses. The bar chart shows changes in the performance of the Class E shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class E shares for different periods compare to those of the Russell 3000r Index.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE CLASS A SHARES OF THE PUREMARK SERIES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2000. THE RESULT IS -7.74%.]



Avg. Annual
Total Returns                                                            Since Inception
(for periods ended 12/31/00)                              1 Year             on 11/10/99
Class E Shares                                            -7.74%                -4.38%
Russell 3000r Index                                       -7.46%                 0.33%

Quarterly Returns
Highest:                      4.67% in 1st quarter 2000
Lowest:                      -6.28% in 4th quarter 2000



*The Russell 3000r Index is an unmanaged index that consists of the 3,000 largest U.S. companies, based on market capitalization. Members of the Index represent only U.S. common stocks that are invested in the U.S. equity markets.

Fees  and  Expenses  of  the  Series
This table estimates the fees and expenses you may pay if you invest in shares of the Series.



For the Year Ended 10/31/00                   PureMarkSM Series - Class A Shares
Shareholder fees (paid directly from your investment)
Annual fund operating expenses
(expenses that are deducted from assets of the Series)                     None1
Management fee                                                             0.50%
Distribution and service (Rule 12b-1) fees                                  None
Other expenses                                                             3.05%
Total annual fund operating expenses                                      3.55%2
Less fee waivers and expense reimbursements                             (2.85)%3
Net expenses                                                             0.70%



1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four exchanges in a twelve-month period without charge; subsequent exchanges are subject to a fee of $15.
2Total annual fund operating expenses have been restated to reflect current expenses.
3The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 0.70% of the Series' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2002 and may be extended.

The  example  below  assumes  that:
          You  invest  $10,000  for  the  periods  shown
       The  Series'  operating  expenses  remain  the  same
       Your  investment  has  a  5%  return  each  year
Although your actual costs may be higher or lower, under these assumptions your costs would be:



 After          After          After            After
 1 year        3 years        5 years          10 years
$   72*       $823*          $  1,596*        $3,629*



*Based on the Total Annual Fund Operating Expenses after fee waivers and operating expenses for year 1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments
Derivative  Contracts
The Series may, but is not required to, use derivative contracts as a substitute for purchasing or selling securities contained in the index. A derivative contract will obligate or entitle the Series to deliver or receive an asset or a cash payment that is based on the change in value of a designated security or index.

The  Series'  Investment  Goal
The Series' board of directors may change the Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series might not succeed in achieving its goal.

Management
The  Advisor
The Series' Advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class A shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.
Class A shares are not subject to any distribution or shareholder servicing fees.

The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Management  Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee at a rate of 0.50%, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 0.70%. This contractual waiver will remain in effect at least until February 28, 2002 and may be extended.
Due to fee waivers and expense reimbursements, the Advisor did not receive any of its management fee for the fiscal year ended October 31, 2000.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

How  to  Buy,  Exchange,  and  Redeem  Shares
How  to  buy  shares
The minimum initial investment is $2,000, and the minimum for each additional investment is $100. The minimum investment requirements are lower for participants in the Automatic Investment Plan, which is described below. These investment minimums may be waived at the Advisor's discretion. The
Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

By  mail
Opening  an  account

     Send a check payable to Exeter Fund, Inc. with the completed original account application.

The  address  is:
Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

     To  request  an  account  application,  call  the  Fund  at 1-800-466-3863.


Adding  to  an  account

     Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  wire
Opening  or  adding  to  an  account

     After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By  Telephone
Adding  to  an  account

     You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your Exeter Fund account two business days after your call.


Automatic  Investment  Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  exchange  shares
You may exchange Class A shares of a Series for Class A shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

By  mail
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide  both  account  numbers.

By  telephone
  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide  both  account  numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.

How  to  redeem  shares
The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. You may not redeem shares that have been held in your account less than 10 days, unless they were purchased by wire.

By  mail
     Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
     State the name of the Series, the class and number of shares or dollar amount to be sold.
     Provide  the  account  number.
     Signature  guarantees  may  be  required.
     Additional  documentation  may  be  required  (call  the Fund for details).
     Additional documentation may be required (call the Fund for details). By telephone
     Unless you have declined telephone privileges, call us at 1-800-466-3863. Provide the name of the Series in which you wish to sell shares, the class of shares, and the dollar amount to be redeemed.
     Provide  your  account  number.
     We may ask for identification, and all telephone calls are recorded. Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
     Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment  and  Account  Information
More  about  Purchases,  Exchanges,  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 8 or to an authorized financial intermediary. Transaction requests received in good order before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share price. Orders received in good order after the close of trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  low  balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-kind  purchases  and  redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Signature  guarantees
A signature guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A signature guarantee will also be required to change the account registration or for written redemption requests for amounts over $100,000.

Valuation  of  shares
You can obtain a signature guarantee from most brokers, banks, savings institutions or credit unions. Please note that you cannot get a signature guarantee from a notary public.

The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series values its assets by a method that the directors believe accurately reflects fair value. If the Series uses fair value to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities.

Dividends,  Distributions,  and  Taxes
Dividends  and  distributions

The  Series  generally:
  Pays  dividends  once  a  year,  in  December.
  Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.



Taxes

Transaction                               Federal Tax Status

Redemption or exchange of shares          Usually taxable as capital gain or
                                          loss; long-term only if shares owned
                                          more than one year

Long-term capital gain distributions      Taxable as long-term capital gain

Short-term capital gain distributions     Taxable as ordinary income
Dividends                                 Taxable as ordinary income



If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

[This page intentionally blank}

Financial  Highlights
The financial highlights table is intended to help you understand the Series' financial performance for the period since its inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.



PureMarkSM Series Class A Shares
For the Period 2/22/00
Per share data                                         (commencement of
(for a share outstanding                                  operations)
throughout each period):                                  to 10/31/00

Net asset value - Beginning  of period                      $10.00
Income from investment operations:
      Net investment income (loss)                            0.03
      Net realized and unrealized gain (loss)
        on investments                                        0.21
Total from investment operations                              0.24
Less distributions to shareholders:
      From net investment income                               -
Net asset value - End of period                             $10.24
Total return1                                                2.40%
Ratios of expenses (to average net assets)
      Supplemental Data:
      Expenses*                                             0.70%2
      Net investment income (loss)*                         0.57%2
Portfolio turnover                                             88%
Net assets - End of period (000's omitted)                     $21

*The investment advisor did not impose all or a portion of its management fee. If these expenses had been incurred by the Series the net investment income per share and the ratios would have been as follows:
Net  investment  income  (loss)                               ($0.04)
Ratios  (to  average  net  assets):
      Expenses                                                 2.04%2
      Net  investment  income  (loss)                        (0.77)%2



1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.
2Annualized.

[This page intentionally blank]

[LOGO]

Exeter  Fund,  Inc.

PureMarkSM  Series
Class  A  Shares


Shareholder Reports and the Statement of Additional Information (SAI) Annual and semi-annual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.

How  to  Obtain  These  Reports  and  Additional  Information
          You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

          You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).


If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  file  no.  811-04087

Prospectus
March  1,  2001
Exeter  Fund,  Inc.

PureMarkSM  Series

Class  C  Shares
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.
[LOGO]

[This page intentionally blank]


Contents                                 Page

Goals, Strategies, and Risks                4

More About the Series' Investments          6

Management                                  7

How to Buy, Exchange, and Redeem Shares     8

Investment and Account Information         10

Dividends, Distributions, and Taxes        11

Financial Highlights                       13

Goals,  Strategies,  and  Risks
Investment  Goal
Provide long-term total return through investments that are characteristic of the Russell 3000r Index and that meet the socially responsible criteria of the Series.

Investment  Strategies
The Series invests primarily in the common stocks of companies represented in the Russell 3000r Index. The Advisor seeks to avoid the common stocks of companies failing to satisfy certain "socially responsible" investment criteria. After these companies have been removed from the stocks in the index, the Advisor builds a portfolio of approximately 500-750 stocks that has market sector, capitalization, and risk characteristics that are largely similar to the index. The Advisor periodically rebalances the Series' portfolio to keep it in line with the holdings of the index.

The Russell 3000r Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization

Socially  Responsible  Investment  Criteria
The screening process is designed to avoid investments in companies that the Advisor believes derive a significant portion of their revenue from the following businesses:
          Tobacco
          Alcohol
          Pornography
          Gambling
          Drugs,  devices,  or  procedures  related  to  abortion
The Advisor uses a variety of outside sources and conducts its own research in determining which stocks meet the Series' selection criteria.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          The  U.S.  stock  markets  go  down.
          An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

There are additional risks associated with the specific investment approach used in the management of this Series:
          The Advisor will not be able to respond to a decline in the index by temporarily moving assets to investments not correlated with the index.
          Because certain types of companies are eliminated from the portfolio, and because the Series invests in a smaller number of securities than the index, the Series may not track the index as well as a true index fund.
          The Series will incur expenses, such as advisory fees, trading and custody costs that do not apply to an index.

Who  May  Want  to  Invest
The  Series  may  be  an  appropriate  investment  if  you:
          Are  seeking  a  socially  responsible  investment.
          Are seeking a mutual fund for the equity portion of an asset allocation portfolio.
          Have a long-term time horizon for your investment and are willing and able to accept the risk of short-term stock market swings.
          Are willing to accept a potentially lower total return than might be possible if certain categories of stocks were not eliminated fromconsideration for the Series.

Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in the Class E shares of the Series. Class C shares had not been issued for a full calendar year as of the date of this prospectus. Class C shares have different performance due to their different expenses. The bar chart shows changes in the performance of the Class E shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class E shares for different periods compare to those of the Russell 3000r Index.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE CLASS E SHARES OF THE PUREMARK SERIES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2000. THE RESULT IS -7.74%.]


Avg. Annual
Total Returns                                  Since Inception
(for periods ended 12/31/00)        1 Year       on 11/10/99

Class E Shares                      -7.74%          -4.38%
Russell 3000r Index                 -7.46%           0.33%
Quarterly Returns
Highest:                             4.67% in 1st quarter 2000
Lowest:                             -6.28% in 4th quarter 2000



*The Russell 3000r Index is an unmanaged index that consists of the 3,000 largest U.S. companies, based on market capitalization. Members of the index represent only U.S. common stocks that are invested in the U.S. equity markets.

Past performance does not necessarily indicate how the Series will perform in the future.

Fees  and  Expenses  of  the  Series
This table estimates the fees and expenses you may pay if you invest in shares of the Series.


For the Year Ended 10/31/00  PureMarkSM Series - Class C Shares

Shareholder fees (paid directly from your investment)        None1
Annual fund operating expenses
(expenses that are deducted from assets of the Series)
Management fee                                               0.50%
Distribution and service (Rule 12b-1) fees                   0.75%
Other expenses                                               2.30%
Total annual fund operating expenses                        3.55%2
Less fee waivers and expense reimbursements               (2.10)%3
Net expenses                                                 1.45%




1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four exchanges in a twelve-month period without charge; subsequent exchanges are subject to a fee of $15.
2Total annual fund operating expenses have been restated to reflect current expenses.
3The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Class C Shares' total annual fund operating expenses do not exceed 1.45% of the Class C Shares' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2002 and may be extended.
The  example  below  assumes  that:
          You  invest  $10,000  for  the  periods  shown
          The  Series'  operating  expenses  remain  the  same
          Your  investment  has  a  5%  return  each  year
Although your actual costs may be higher or lower, under these assumptions your costs would be:


After        After       After        After

1 year       3 years     5 years     10 years
148*        $893*         $1,661*     $3,680*



*Based  on  contractual  limitation/reimbursement  of  expenses  for  year  1 only.
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments
Derivative  Contracts
The Series may, but is not required to, use derivative contracts as a substitute for purchasing or selling securities contained in the index. A derivative contract will obligate or entitle the Series to deliver or receive an asset or a cash payment that is based on the change in value of a designated security or index.

The  Series'  Investment  Goal
The Series' board of directors may change the Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series might not succeed in achieving its goal.

Management
The  Advisor
The Series' Advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

Management  fees
In return for the services it provides to the Series, the Advisor receives an annual management fee at a rate of 0.50%, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 1.45% for Class C shares. This contractual waiver will remain in effect until at least February 28, 2002 and may be extended. Due to fee waivers and expense reimbursements, the Advisor did not receive any of its management fee for the fiscal year ended
October  31,  2000.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. As of the date of this prospectus, Class C shares are only available through financial intermediaries who establish individual shareholder accounts with the distributor in the name of investors or maintain certain types of omnibus accounts with the distributor.

The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Distribution  Plans
The Fund has adopted a Rule 12b-1 distribution plan for the Class C shares of the Series. Under the plan, the Class C shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to 0.75%. These fees are an ongoing expense and over time may cost you more than other types of sales charges.

How  to  Buy,  Exchange,  and  Redeem  Shares
How  to  Buy  Shares
Class C shares are offered only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Through  the  Fund
If your financial intermediary does not provide account maintenance services, contact the Fund to purchase shares.

By  mail
Opening  an  account
          Send a check payable to Exeter Fund, Inc. with the completed original account application.
     The  address  is:

     Exeter  Fund,  Inc.
     P.O.  Box  182454
     Columbus,  OH  43218-2454

          To  request  an  account application, call the Fund at 1-800-466-3863.

Adding  to  an  account
     Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.

By  wire
Opening  or  adding  to  an  account
          After  the  Fund  has received your completed account application, you
may  wire funds to open or add shares to your account. Before sending          a
wire,  call  1-800-466-3863  for  wire  instructions.

By  Telephone
Adding  to  an  account
          You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your
bank must be a member of the Automated Clearing House (ACH) to use          this
feature.  Any  purchases  made through this feature will be               posted
to your Exeter Fund account two business days after your               call.

Automatic  Investment  Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting your financial intermediary or the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  Redeem  Shares
Through  the  Fund
If your financial intermediary does not provide account maintenance services, contact the Fund to redeem shares.

By  Mail
          Send a letter of instruction to Exeter Fund, Inc., at the address above signed by each registered account owner.
          State the name of the Series, the class and number of shares or dollar amount to be sold.
          Provide  the  account  number.
          Signature  guarantees  may  be  required.
          Additional documentation may be required (call the Fund for details).
By  Telephone
          Unless you have declined telephone privileges, call us at 1-800-466-3863.
          Provide the name of the Series in which you wish to sell shares, the class of shares, and the dollar amount to be redeemed. Provide your account number.
          We may ask for identification, and all telephone calls are recorded. Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
          Amounts over $100,000 may only be sent to a pre-designated bank account.

The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

More  about  purchases  and  redemptions
All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 8 or to an authorized financial intermediary. Transaction requests received in good order before the close of trading on the New York Stock Exchange (NYSE) will be executed at that day's share price. Orders received after that day's close will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and these intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

How  to  exchange  shares
You may exchange Class C shares of the Series for Class C shares of any other Series of the Exeter Fund currently available for direct investment if the registration of both accounts is identical. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

Through  the  Fund
If your financial intermediary provides account maintenance services, contact your financial intermediary to exchange shares. If not:

By  mail
          Send  a  letter of instruction to Exeter Fund, Inc., at the address on
the  opposite page, signed by each registered account owner, exactly          as
your  names  appear  on  the  account  registration.
          Provide the name of the current Series, Series to exchange into, and dollar amount to be exchanged.
          Provide  both  account  numbers.

By  Telephone
          Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
          Provide the name of the current Series, Series to exchange into, and dollar amount to be exchanged.
          Provide  both  account  numbers.
          The Fund may ask for identification, and all telephone transactions are recorded.

Investment  and  Account  Information
Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  low  balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-kind  purchases  and  redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Signature  guarantees
A signature guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A signature guarantee will also be required to change the account registration or for written redemption requests for amounts over $100,000.

You can obtain a signature guarantee from most brokers, banks, savings institutions or credit unions. Please note that you cannot get a signature guarantee from a notary public.

Valuation  of  shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.
The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, the Series values its assets by a method that the directors believe accurately reflects fair value. A Series that uses fair value to price securities may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities.

Dividends,  Distributions,  and  Taxes
Dividends  and  distributions
The  Series  generally:
  Pays  dividends  once  a  year,  in  December.
  Makes capital gains distributions, if any, once a year, typically in December. The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.



Taxes
Transaction                               Federal Tax Status

Redemption or exchange of shares          Usually taxable as capital gain or
                                          loss; long-term only if shares owned
                                          more than one year

Long-term capital gain distributions      Taxable as long-term capital gain

Short-term capital gain distributions     Taxable as ordinary income

Dividends                                 Taxable as ordinary income




If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

[This page intentionally blank]

Financial  Highlights
The financial highlights table is intended to help you understand the Series' financial performance for the period since its inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.


PureMarkSM Series Class C Shares
For the Period 8/7/00
Per share data                                        (commencement of
(for a share outstanding                                    operations)
throughout each period):                                    to 10/31/00
Net asset value - Beginning  of period                        $10.00
Income from investment operations:
     Net investment income (loss)                             (0.00)
     Net realized and unrealized gain (loss)
                  on investments                              (0.29)
Total from investment operations                              (0.29)
Less distributions to shareholders:
             From net investment income                          -
Net asset value - End of period                               $9.71
Total return1                                                (2.90)%
Ratios of expenses (to average net assets)
 Supplemental Data:
       xpenses*                                               1.45%2
       Net investment income (loss)*                         (0.16)%2
Portfolio turnover                                               88%
Net assets - End of period (000's omitted)                      $8
*The investment advisor did not impose all or a portion of its management fee.
If these expenses had been incurred by the Series t
Net investment income (loss)                                 ($0.04)
Ratios (to average net assets):
  Expenses                                                    3.08%2
       Net investment income (loss)                         (1.79)%2



1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.
2Annualized.

[This page intentionally blank]

[LOGO]

Exeter  Fund,  Inc.

PureMarkSM  Series
Class  C  Shares


Shareholder Reports and the Statement of Additional Information (SAI) Annual and semi-annual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.

How  to  Obtain  These  Reports  and  Additional  Information
          You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.
          You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  file  no.  811-04087

Prospectus
March  1,  2001
Exeter  Fund,  Inc.

PureMarkSM  Series

Class  E  Shares
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.
[LOGO]

[This page intentionally blank]



Contents                                 Page

Goals, Strategies, and Risks               4
More About the Series' Investments         6
Management                                 7
How to Buy, Exchange, and Redeem Shares    8
Investment and Account Information        10
Dividends, Distributions, and Taxes       11
Financial Highlights                      13

Goals,  Strategies,  and  Risks
Investment  Goal
Provide long-term total return through investments that are characteristic of the Russell 3000r Index and meet the socially responsible criteria of the Series.

Investment  Strategies
The Series invests primarily in the common stocks of companies represented in the Russell 3000r Index. The Advisor seeks to avoid the common stocks of companies failing to satisfy certain "socially responsible" investment criteria. After these companies have been removed from the stocks in the index, the Advisor builds a portfolio of approximately 500-750 stocks that has market sector, capitalization, and risk characteristics that are largely similar to the index. The Advisor periodically rebalances the Series' portfolio to keep it in line with the holdings of the index.

The Russell 3000r Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


Socially  Responsible  Investment  Criteria
The screening process is designed to avoid investments in companies that the Advisor believes derive a significant portion of their revenue from the following businesses:
          Tobacco
          Alcohol
          Pornography
          Gambling
          Drugs,  devices,  or  procedures  related  to  abortion.
The Advisor uses a variety of outside sources and conducts its own research in determining which stocks meet the Series' selection criteria.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          The  U.S.  stock  markets  go  down.
          An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.

There are additional risks associated with the specific investment approach used in the management of this Series:
          The Advisor will not be able to respond to a decline in the index by temporarily moving assets to investments not correlated with the index.
          Because certain types of companies are eliminated from the portfolio, and because the Series invests in a smaller number of securities than the index, the Series may not track the index as well as a true index fund.
          The Series will incur expenses, such as advisory fees, trading and custody costs that do not apply to an index.

Who  May  Want  to  Invest
The  Series  may  be  an  appropriate  investment  if  you:
          Are  seeking  a  socially  responsible  investment.
          Are seeking a mutual fund for the equity portion of an asset allocation portfolio.
          Have a long-term time horizon for your investment and are willing and able to accept the risk of short-term stock market swings.
          Are willing to accept a potentially lower total return than might be possible if certain categories of stocks were not eliminated from consideration for the Series.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Class E shares of the Series. The bar chart shows changes in the performance of the Class E shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class E shares for different periods compare to those of the Russell 3000r Index.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE CLASS E SHARES OF THE PUREMARK SERIES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2000. THE RESULT IS -7.74%.]



Avg. Annual
Total Returns                                                    Since Inception
(for periods ended 12/31/00)                     1 Year          on 11/10/99
Class E Shares                                 -7.74%               -4.38%
Russell 3000r Index                            -7.46%                0.33%

Quarterly Returns
Highest:                      4.67% in 1st quarter 2000
Lowest:                      -6.28% in 4th quarter 2000



*The Russell 3000r Index is an unmanaged index that consists of the 3,000 largest U.S. companies, based on market capitalization. Members of the index represent only U.S. common stocks that are invested in the U.S. equity markets.

Past performance does not necessarily indicate how the Series will perform in the future.

Fees  and  Expenses  of  the  Series
This table estimates the fees and expenses you may pay if you invest in shares of the Series.



For the Year Ended 10/31/00                        PureMarkSM Series - Class E Shares
Shareholder fees (paid directly from your investment)                     None1
Annual fund operating expenses
(expenses that are deducted from assets of the Series)
Management fee                                                             0.50%
Distribution and service (Rule 12b-1) fees                                 0.25%
Other expenses                                                             2.30%
Total annual fund operating expenses                                      3.05%2
Less fee waivers and expense reimbursements                            (2.10)%3
Net expenses                                                             0.95%



1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four exchanges in a twelve-month period without charge; subsequent exchanges are subject to a fee of $15.
2Total annual fund operating expenses have been restated to reflect current expenses.
3The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Class E Shares' total annual fund operating expenses do not exceed 0.95% of the Class E Shares' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2002 and may be extended.

The  example  below  assumes  that:
          You  invest  $10,000  for  the  periods  shown
          The  Series'  operating  expenses  remain  the  same
          Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After        After       After       After

1 year       3 years     5 years    10 years
97          $744*        $1,417*    $3,216*



*Based  on  contractual  limitation/reimbursement  of  expenses  for  year  1 only.
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments
Derivative  Contracts
The Series may, but is not required to, use derivative contracts as a substitute for purchasing or selling securities contained in the index. A derivative contract will obligate or entitle the Series to deliver or receive an asset or a cash payment that is based on the change in value of a designated security or index.

The  Series'  Investment  Goals
The Series' board of directors may change the Series' investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series might not succeed in achieving its goal.

Management
The  Advisor
The Series' Advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

Management  fees
In return for the services it provides to the Series, the Advisor receives an annual management fee at a rate of 0.50%, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 0.95% for Class E shares. This contractual waiver will remain in effect until at least February 28, 2002 and may be extended. Due to fee waivers and expense reimbursements, the Advisor did not receive any of its management fee for the fiscal year ended
October  31,  2000.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

The  Distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. As of the date of this prospectus, Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Your financial intermediary can tell you which class of shares is available through the intermediary.

The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Distribution  Plans
The Fund has adopted a Rule 12b-1 distribution plan for the Class E shares of the Series. Under the plan, the Class E shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to 0.25%. These fees are an ongoing expense and over time may cost you more than other types of sales charges.

How  to  Buy,  Exchange,  and  Redeem  Shares
How  to  buy  shares
Class E shares are offered only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Through  the  Fund
If your financial intermediary does not provide account maintenance services, contact the Fund to purchase shares.

By  mail
Opening  an  account
          Send a check payable to Exeter Fund, Inc. with the completed original account application.
The  address  is:

Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

        To request an account application, call the Fund at 1-800-466-3863. Adding to an account
          Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.

By  wire
Opening  or  adding  to  an  account
          After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By  Telephone
Adding  to  an  account
          You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting your financial intermediary or the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  redeem  shares
Through  the  Fund
If your financial intermediary does not provide account maintenance services, contact the Fund to redeem shares.

By  Mail
          Send a letter of instruction to Exeter Fund, Inc., at the address above signed by each registered account owner.
          State the name of the Series, the class and number of shares or dollar amount to be sold.
          Provide  the  account  number.
          Signature  guarantees  may  be  required.
          Additional documentation may be required (call the Fund for details).

By  Telephone
          Unless you have declined telephone privileges, call us at 1-800-466-3863.
          Provide the name of the Series in which you wish to sell shares, the class of shares, and the dollar amount to be redeemed.
          Provide  your  account  number.
          We may ask for identification, and all telephone calls are recorded. Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
          Amounts over $100,000 may only be sent to a pre-designated bank account.

The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

More  about  Purchases  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 8 or to an authorized financial intermediary. Transaction requests received in good order before the close of trading on the New York Stock Exchange (NYSE) will be executed at that day's share price. Orders received after that day's close will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and these intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

How  to  exchange  shares
You may exchange Class E shares of the Series for Class E shares of any other Series of the Exeter Fund currently available for direct investment if the registration of both accounts is identical. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

Through  the  Fund
If your financial intermediary provides account maintenance services, contact your financial intermediary to exchange shares. If not:

By  mail
          Send  a  letter of instruction to Exeter Fund, Inc., at the address on
the  opposite page, signed by each registered account owner, exactly          as
your  names  appear  on  the  account  registration.
          Provide the name of the current Series, Series to exchange into, and dollar amount to be exchanged.
          Provide  both  account  numbers.

By  Telephone
          Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
          Provide the name of the current Series, Series to exchange into, and dollar amount to be exchanged.
     Provide  both  account  numbers.
     The Fund may ask for identification, and all telephone transactions are recorded.

Investment  and  Account  Information
Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  low  balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-kind  purchases  and  redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Signature  guarantees
A signature guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A signature guarantee will also be required to change the account registration or for written redemption requests for amounts over $100,000.

You can obtain a signature guarantee from most brokers, banks, savings institutions or credit unions. Please note that you cannot get a signature guarantee from a notary public.

Valuation  of  shares
The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.
The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, the Series values its assets by a method that the directors believe accurately reflects fair value. A Series that uses fair value to price securities may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities.

Dividends,  Distributions,  and  Taxes
Dividends  and  distributions
The  Series  generally:
          Pays  dividends  once  a  year,  in  December.
          Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.




Taxes
Transaction                               Federal Tax Status

Redemption or exchange of shares          Usually taxable as capital gain or
                                          loss; long-term only if shares owned
                                          more than one year

Long-term capital gain distributions      Taxable as long-term capital gain

Short-term capital gain distributions     Taxable as ordinary income

Dividends                                 Taxable as ordinary income




If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

[This page intentionally blank]

Financial  Highlights
The financial highlights table is intended to help you understand the Series' financial performance for the period since its inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.



PureMarkSM Series Class E Shares
For the Period 11/10/99
Per share data                                           (commencement of
(for a share outstanding                                   operations)
throughout each period):                                   to 10/31/00
Net asset value - Beginning  of period                      $10.00
Income from investment operations:
       Net investment income (loss)                           0.05
       Net realized and unrealized gain (loss)
         on investments                                     (0.01)
Total from investment operations                             0.04
Less distributions to shareholders:
      From net investment income                           (0.02)
Net asset value - End of period                            $10.02
Total return1                                               0.37%
Ratios of expenses (to average net assets)
  Supplemental Data:
     Expenses*                                             0.95%2
     Net investment income (loss)*                         0.45%2
Portfolio turnover                                            88%
Net assets - End of period (000's omitted)                 $6,874

*The investment advisor did not impose all or a portion of its management fee.
 If these expenses had been incurred by the Series the
net  investment  income  per  share  and  the  ratios  would  have  been  as  follows:
Net  investment  income  (loss)                             ($0.06)
Ratios  (to  average  net  assets):
     Expenses                                               1.95%2
     Net  investment  income  (loss)                      (0.55)%2



1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.
2Annualized.

[This page intentionally blank]

[LOGO]

Exeter  Fund,  Inc.

PureMarkSM  Series
Class  E  Shares


Shareholder Reports and the Statement of Additional Information (SAI) Annual and semi-annual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.

How  to  Obtain  These  Reports  and  Additional  Information
          You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.
          You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.
Investment  Company  Act  file  no.  811-04087

Tax  Managed  Series
Class  A  Shares



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.
[LOGO]

[This page intentionally blank]



Contents                                Page

Goals, Strategies, and Risks              4

More About the Series' Investments        6

How to Buy, Exchange, and Redeem Shares   8

Investment and Account Information       10

Dividends, Distributions, and Taxes      11

Financial Highlights                     13

                                   PAGE 3

Goals,  Strategies,  and  Risks
Investment  Goal
Maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

Investment  Strategies
The Series invests primarily in common stocks. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor uses fundamental analysis to select individual securities of companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, capital appreciation in a mature market and high barriers to entry).
  Improving  market  share  in  consolidating  industries.
  Low  price  relative  to  fundamental  or  breakup  value.

Tax  Management  Strategies
While pursuing its goal of long-term growth, the Advisor also attempts to minimize the impact of taxes on the total return earned by shareholders by:
 - Investing primarily in low dividend, capital appreciation oriented stocks. In general, these stocks generate lower current taxable income than most fixed income securities and high dividend stocks.
 - Avoiding sales of appreciated securities that result in capital gain, except when there are compelling investment reasons for the sale.
 - When selling a position in a security, focusing on the highest cost lot of that security first, which reduces the amount of capital gain (or increases the amount of loss) realized by the Series.
 - When appropriate, favoring the sale of securities producing long- term gain to those producing short-term gain.
 - When appropriate, selling depreciated securities to realize losses to offset realized capital gains.
 - When available and appropriate, using a tax accounting methodology to minimize taxable distributions.

Principal  Risks  of  Investing  in  the  Series
You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
 -     The  U.S.  and/or  foreign  stock  markets  go  down.
 - Low dividend, capital appreciation oriented stocks go down in value or underperform higher-yielding stocks.
 -     An  adverse  event, such as an unfavorable earnings report, depresses the value  of  a  particular  company's  stock.
 - The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect. Because the Series may invest in U.S. dollar denominated securities of foreign issuers, the Series is subject to the following additional risks:
 - The prices of foreign stocks may, at times, move in a different direction than the prices of U.S. common stocks.
 - Investments in emerging market countries may be more volatile than investments in more developed countries.
                                   PAGE 4

Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Standard & Poor's 500 Composite Index, an unmanaged index of common stocks.

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE CLASS A SHARES OF THE TAX MANAGED SERIES FOR 1996, 1997,1998,1999,and 2000 WITH CALENDAR YEARS
ENDED DECEMBER 31ST. THE RESULTS ARE 22.98% FOR 1996, 21.76% FOR 1997, 8.74% FOR 1998, 31.93% FOR 1999, and 13.69% for 2000.]




Avg. Annual                                                             Since
Total Returns                                                        Inception on
(for periods ended 12/31/00)            1 Year             5 Years      11/1/95
Class A shares                        13.69%                19.53%        18.86%
S&P 500 Index                         -9.10%                18.31%        19.08%

Quarterly Returns

Highest:                      20.96% in 4th quarter 1999
Lowest:                      -16.45% in 3rd quarter 1998



Past performance does not necessarily indicate how the Series will perform in the future.

Who  May  Want  to  Invest
The  Series  may  be  an  appropriate  investment  if  you  are:
 - In a high federal tax bracket and are seeking to minimize the effect of taxes on your investment return.
 - Seeking a long-term investment (fifteen years or more) and are willing to accept the risk of short-term stock market swings.
 -     Seeking  to  balance  your  portfolio  by  adding  an  equity  component.
 - A custodian for a minor child's UGMA/UTMA account, seeking favorable capital gain rates.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



For the year ended 10/31/00  Tax Managed Series
Shareholder fees (paid directly from your investment)       None1
Annual fund operating expenses
(expenses that are deducted from assets of the Series)
Management fee                                           1.00%
Distribution and service (Rule 12b-1) fees                   None
Other expenses                                              5.34%
Total annual fund operating expenses                       6.34%2
Less fee waivers and expense reimbursements              (5.14)%3
Net expenses                                             1.20%



1A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve(12) month period without charge. Subsequent exchanges are subject to a fee of $15.
2Total annual fund operating expenses have been restated to reflect current expenses.
3The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until at least February 28, 2002 and may be extended.

The  example  below  assumes  that:
         You  invest  $10,000  for  the  periods  shown
         The  Fund's  operating  expenses  remain  the  same
         Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After          After         After          After
1 year        3 years        5 years        10 years
$  122*       $1,421*      $  2,685*      $5,700*



*Based  on  contractual  limitation/reimbursement  of  expenses  for  year  1 only.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments
Principal  Investments
Equity  securities
The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks, but may include preferred stocks, warrants, rights, convertible debt securities, and equity participations.

Foreign  securities
The Series may invest in ADRs and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Tax  Management  Strategies
The Series uses the tax management strategies described on page 4 to minimize the amount of distributions subject to state as well as federal income taxation. However, the Advisor does not attempt to address the tax laws of any particular state. The Advisor will follow tax management strategies only to the extent that they do not conflict with the Series' goal of maximizing long-term growth or the operation of the Series. The Series may realize a short-term gain on the sale of a security if the Advisor believes it will decline in value, to increase diversification, or to raise cash to pay expenses or meet redemption requests. In addition, some securities in the Series' portfolio will regularly generate taxable income. At times, tax managed funds are more volatile than other funds because they tend to hold stocks longer to avoid realizing gain due to portfolio turnover.

Additional  Risks
Emerging  Market  Risk
The Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries.

Defensive  investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The  Series'  Investment  Goal
The Series' board of directors may change its investment goal (described on page 4 under "Goals, Strategies, and Risks") without obtaining the approval of the shareholders. The Series might not succeed in achieving its goal.

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts make all of the Series' investment decisions.

The  distributor
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class A shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisers. Class A shares are not subject to any distribution or shareholder servicing fees.

The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Management  fees
In return for the services it provides to the Series, the Advisor receives an annual management fee of 1.00%, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series' total operating expenses to a total of 1.20%. This contractual waiver will remain in effect at least until February 28, 2002 and may be extended. Due to fee waivers and expense reimbursements, the Advisor did not receive any of its management fee for the fiscal year ended October 31, 2000.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

How  to  Buy,  Exchange,  and  Redeem  Shares
How  to  buy  shares
The minimum initial investment is $2,000, and the minimum for each additional investment is $100. The minimum investment requirements are lower for participants in the Automatic Investment Plan, which is described below. These investment minimums may be waived at the Advisor's discretion. The
Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

By  mail
Opening  an  account

     Send a check payable to Exeter Fund, Inc. with the completed original account application.

The  address  is:
Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

     To  request  an  account  application,  call  the  Fund  at 1-800-466-3863.


Adding  to  an  account

     Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  wire
Opening  or  adding  to  an  account

     After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By  Telephone
Adding  to  an  account

     You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your Exeter Fund account two business days after your call.


Automatic  Investment  Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  exchange  shares
You may exchange Class A shares of a Series for Class A shares of any other Series of Exeter Fund currently available for direct investment if the registration of both accounts is identical. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

By  mail
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide  both  account  numbers.

By  telephone
  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide  both  account  numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.

How  to  redeem  shares
The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. You may not redeem shares that have been held in your account less than 10 days, unless they were purchased by wire.

By  mail
     Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
     State the name of the Series, the class and number of shares or dollar amount to be sold.
     Provide  the  account  number.
     Signature  guarantees  may  be  required.
     Additional  documentation  may  be  required  (call  the Fund for details).
     Additional documentation may be required (call the Fund for details). By telephone
     Unless you have declined telephone privileges, call us at 1-800-466-3863. Provide the name of the Series in which you wish to sell shares, the class of  shares,  and  the  dollar  amount  to  be  redeemed.
     Provide  your  account  number.
     We may ask for identification, and all telephone calls are recorded. Redemption proceeds from sales requested by telephone will be sent only to the  address  of  record  or  a  bank  account  that is already on file with us.
     Amounts over $100,000 may only be sent to a pre-designated bank account.

Investment  and  Account  Information
More  about  Purchases,  Exchanges,  and  Redemptions
All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 8 or to an authorized financial intermediary. Transaction requests received in good order before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share price. Orders received in good order after the close of trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

Telephone  Transactions
When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  low  balances
If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-kind  purchases  and  redemptions
Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Signature  guarantees
A signature guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A signature guarantee will also be required to change the account registration or for written redemption requests for amounts over $100,000.

Valuation  of  shares
You can obtain a signature guarantee from most brokers, banks, savings institutions or credit unions. Please note that you cannot get a signature guarantee from a notary public.

The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series values its assets by a method that the directors believe accurately reflects fair value. If the Series uses fair value to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities.

Dividends,  Distributions,  and  Taxes
Dividends  and  distributions
The  Series  generally:
  Pays  dividends  once  a  year,  in  December.
  Makes capital gains distributions, if any, once a year, typically in December.

However, because the Series may utilize tax equalization and other methods to minimize taxable distributions, in some years it may pay no, or only minimal, dividends and/or distributions. The Series also may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.



Taxes

Transaction                               Federal Tax Status

Redemption or exchange of shares          Usually taxable as capital gain or
                                          loss; long-term only if shares owned
                                          more than one year

Long-term capital gain distributions      Taxable as long-term capital gain

Short-term capital gain distributions     Taxable as ordinary income

Dividends                                 Taxable as ordinary income



If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.
                                   PAGE 11

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                                   PAGE 12

Financial  Highlights
The financial highlights table is intended to help you understand the financial performance for the period of the Series' operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Series (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2000 and 1999 has been audited by PricewaterhouseCoopers LLP, whose report for the fiscal year ended October 31, 2000, along with the Series' financial statements, is included in the annual report, which is available upon request. The information for the previous fiscal years was audited by the Series' former auditors.




Tax Managed Series - Class A Shares
For the Years Ended
                         10/31/00   10/31/99   10/31/98    10/31/97   10/31/96
Per share data
(for a share outstanding
throughout each period):
Net asset value -
Beginning of period      $17.42     $14.46     $15.20      $11.63     $10.00
Income from investment operations:
Net investment income (loss)
                        * 0.07       0.08      0.10        (0.01)     (0.02)
Net realized and unrealized gain (loss)on investments
                         5.43        3.07      (0.44)      3.58        1.65
Total from investment operations
                         5.50        3.15      (0.34)      3.57        1.63
Less distributions to shareholders:
From net investment income
                        (0.09)       (0.13)       -          -           -
From net realized gain on investments
                          -          (0.06)    (0.40)        -           -
Total distributions to shareholders
                        (0.09)       (0.19)    (0.40)        -           -
Net asset value - End of period
                       $22.83        $17.42    $14.46     $15.20      $11.63
Total return 1          31.63%       22.04%    (2.27%)     30.70%     16.30%
Ratios (to average net assets) / Supplemental Data:
      Expenses*          1.20%       1.20%     1.20%        1.20%      1.20%
    Net investment income (loss)*
                         0.36%       0.49%     0.73%       (0.09%)    (0.21%)
Portfolio turnover         67%         85%       65%         103%        78%
Net assets - End of period (000's omitted)
                         $1,950      $1,069    $772         $524       $224

*The  investment  advisor  did  not  impose  its  management fee and paid a portion of the Series' expenses.
If these expenses had been  incurred  by  the  Series, and had 1996 expenses been limited to that allowed by state securities law, the net investment loss per share and  the  ratios  would  have  been  as  follows:
Net  investment  loss    ($0.54)     ($0.54)   ($0.43)      ($0.62)    ($0.14)
Ratios  (to  average  net  assets):
  Expenses                4.54%       3.87%     5.17%        8.08%      2.50%
  Net  investment  loss  (2.98%)      (2.18%)   (3.24%)      (6.97%)   (1.51%)




1Represents  aggregate  total  return  for  the  period  indicated.
                                   PAGE 13
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                                   PAGE 14
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                                   PAGE 15

Exeter  Fund,  Inc.

Tax  Managed  Series


Shareholder Reports and the Statement of Additional Information (SAI) Annual and semi-annual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.

How  to  Obtain  These  Reports  and  Additional  Information
- You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement that is not in this prospectus about the Series, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  File  No.  811-04087